Note 9 - Leases	12 Months Ended
Mar. 31, 2013
Leases of Lessee Disclosure [Text Block]
Leases of Lessee Disclosure [Text Block]
9.	LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment.  Certain leases that meet one or more of the criteria set forth in the provision of ASC Topic 840, “Leases” have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales results from multi-year lease agreements, under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC Topic 840.

Operating Leases—The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network.  The leases for domestic backbone connectivity are generally non-cancelable for a minimum one-year lease period.  The leases for international backbone connectivity for mainly two-year lease period are substantially non-cancelable.  The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through the year 2020.

Refundable guarantee deposits as of March 31, 2012 and 2013 consist of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Head office	¥1,470,812	¥1,472,311	$15,636
Sales and subsidiaries offices	402,256	543,181	5,769
Others	26,747	35,957	382

Total refundable guarantee deposits	¥1,899,815	¥2,051,449	$21,787

Lease expenses related to backbone lines for the years ended March 31, 2011, 2012 and 2013 amounted to ¥3,688,077 thousand, ¥3,370,813 thousand and ¥3,535,213 thousand ($37,545 thousand), respectively. Lease expenses for local access lines for the years ended March 31, 2011, 2012 and 2013, which are mainly attributable to Internet connectivity services and WAN services, amounted to ¥16,881,778 thousand, ¥23,101,650 thousand and ¥22,464,593 thousand ($238,579 thousand), respectively. Other lease expenses for the years ended March 31, 2011, 2012 and 2013 amounted to ¥6,424,099 thousand, ¥5,949,230 thousand and ¥5,978,985 thousand ($63,498 thousand), respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling ¥12,313 thousand, ¥2,394 thousand and ¥ 29,160 thousand ($310 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively.

Capital Leases—The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM equipment procured from third party vendors, which amounted to ¥367,203 thousand and ¥593,715 thousand ($6,305 thousand), to the leasing companies for the years ended March 31, 2012 and 2013, respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of ¥398,652 thousand due by December 2016 and ¥637,548  thousand ($6,771 thousand) due by February 2018, related to the lease contracts made in the years ended March 31, 2012 and 2013, respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to ¥20,180,641 thousand and ¥12,846,091 thousand, respectively, at March 31, 2012 and ¥21,864,989 thousand ($232,211 thousand) and ¥13,340,942 thousand ($141,684 thousand), respectively, at March 31, 2013.

Lessee Future Minimum Lease Payments—As of March 31, 2013, future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2014	¥76,000	¥2,380,619	¥3,654,924	$807	$25,283	$38,816
2015	1,914	2,055,756	3,009,028	20	21,832	31,957
2016		389,326	1,837,318		4,135	19,513
2017		382,178	603,737		4,059	6,412
2018		36,149	42,031		384	446
2019 and thereafter		102,259	421		1,086	4

Total minimum lease payments	¥77,914	¥5,346,287	9,147,459	$827	$56,779	97,148

Less amounts representing interest			271,623			2,884

Present value of net minimum capital lease payments			8,875,836			94,264
Less current portion			3,505,471			37,229

Noncurrent portion			¥5,370,365			$57,035

Sales-Type Leases—The components of the net investment in sales-type leases as of March 31, 2012 and 2013 were as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Year ending March 31:
2014		¥493,074	$5,237
2015		446,212	4,739
2016		341,230	3,624
2017		62,371	662
2018		62,371	662

Total minimum lease payments to be received*	¥1,430,502	¥1,405,258	$14,924
Estimated residual value of leased property (unguaranteed)	－	－	－
Less unearned income	37,911	30,400	323
Net investment in sales-type leases	1,392,591	1,374,858	14,601
Less current portion	457,145	476,818	5,063
Non-current net investment in sales-type leases	¥935,446	¥898,040	$9,538

*Estimated executory costs, including profit thereon, of ¥233,682 thousand and ¥301,643 thousand ($3,204 thousand) were excluded from total minimum lease payments to be received as of March 31, 2012 and 2013, respectively.